Marketable Securities - Summary of Marketable Securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Marketable securities	$ 13,755	$ 17,666	$ 25,305